CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 63,860	$ 57,563
Adjustments to reconcile net income to net cash from operating activities:
Depreciation on property and equipment and equipment on operating leases	27,179	26,955
Amortization on intangibles	254	263
Provision for credit losses	3,499	622
Deferred income tax expense	3,301	14,006
Changes in components of working capital:
Decrease in affiliated accounts and notes receivables	79,137	178,613
Decrease in other assets and equipment held for sale	18,106	85,832
(Decrease) increase in accounts payable and other accrued liabilities	27,824	(15,589)
Net cash from operating activities	223,160	348,265
CASH FLOWS FROM INVESTING ACTIVITIES
Cost of receivables acquired	(4,586,662)	(4,319,066)
Collections of receivables	4,017,037	3,714,473
Decrease in restricted cash	100,435	148,306
Purchase of equipment on operating leases	(132,478)	(98,590)
Proceeds from disposal of equipment on operating leases	57,624	46,170
Capital expenditures for property and equipment	(2)	(72)
Net cash used in investing activities	(544,046)	(508,779)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of affiliated debt	268,268	198,608
Payment of affiliated debt	(610,165)	(446,100)
Proceeds from issuance of long-term debt	1,252,282	1,123,525
Payment of long-term debt	(1,034,569)	(1,008,542)
Increase (decrease) in revolving credit facilities, net	21,392	(64,359)
Net cash from financing activities	(102,792)	(196,868)
INCREASE IN CASH AND CASH EQUIVALENTS	(423,678)	(357,382)
CASH AND CASH EQUIVALENTS:
Beginning of year	785,913	594,093
End of year	362,235	236,711
CASH PAID DURING THE PERIOD FOR INTEREST	44,701	60,228
CASH PAID DURING THE PERIOD FOR TAXES	$ 34,144	$ 10,256